Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Entity Shell Company	false
Entity File Number	001-39340
Entity Registrant Name	Agora, Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2804 Mission College Blvd
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Country	US
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Central Index Key	0001802883
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Emerging Growth Company	false
Entity Address, Postal Zip Code	95054
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Shanghai, the People’s Republic of China
Document Shell Company Report	false
Auditor Opinion [Text Block]

Opinions on the Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated balance sheets of Agora, Inc. and its subsidiaries (the “Company”) as of December 31, 2024 and 2023, and the related consolidated statements of comprehensive loss, of changes in shareholders’ equity and of cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “consolidated financial statements”). We also have audited the Company’s internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control - Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America. Also in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control - Integrated Framework (2013) issued by the COSO.

Business Contact
Document Information [Line Items]
Contact Personnel Name	Jingbo Wang
Entity Address, Address Line One	2804 Mission College Blvd
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Country	US
City Area Code	+1-408
Local Phone Number	879-5885
Entity Address, Postal Zip Code	95054
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, with a par value of US$0.0001 each
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	297,156,593
No Trading Symbol Flag	true
Common Class B
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	76,179,938
ADR [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares (each American depositary shares representing four Class A ordinary share, par value US$0.0001 each)
Trading Symbol	API
Security Exchange Name	NASDAQ